THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $976,190 (000))
COMMON STOCK — 68.7%
	Shares	Fair Value (000)
ARGENTINA — 0.7%
MercadoLibre*	8,468	$6,890

AUSTRIA — 0.1%
Erste Group Bank	20,116	508

CHINA — 8.4%
East Money Information, Cl A	2,403,706	7,938
Kweichow Moutai, Cl A	47,700	13,441
Longshine Technology Group, Cl A	825,575	3,762
Meituan, Cl B*	374,800	8,417
NARI Technology, Cl A	1,773,840	7,683
NetEase	243,900	4,496
StarPower Semiconductor, Cl A	241,901	13,982
State Grid Information & Communication, Cl A	1,842,000	4,588
Weichai Power, Cl H	4,480,000	6,415
Wuxi Biologics Cayman*	1,204,500	11,439

		82,161

FRANCE — 1.9%
Sanofi ADR	364,142	18,098

GREECE — 2.7%
National Bank of Greece*	3,353,024	10,445
OPAP	1,150,232	15,918

		26,363

HONG KONG — 1.0%
AIA Group	922,200	9,281

INDIA — 0.5%
HDFC Bank ADR	77,864	4,890

ITALY — 1.4%
Ferrari	65,498	13,835

JAPAN — 1.0%
Komatsu	430,800	9,721

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
NETHERLANDS — 2.4%
Koninklijke KPN	3,918,369	$12,899
Shell ADR	193,001	10,303

		23,202

PHILIPPINES — 1.0%
Bloomberry Resorts*	86,128,200	9,452

SOUTH KOREA — 2.3%
Cheil Worldwide	138,375	2,428
Mando	294,561	12,970
SK Hynix	96,443	7,268

		22,666

SWEDEN — 3.3%
Evolution	209,906	20,209
Swedish Orphan Biovitrum*	570,173	12,495

		32,704

SWITZERLAND — 0.3%
Glencore	468,710	2,636

TAIWAN — 1.0%
Hon Hai Precision Industry	2,732,000	9,946

UNITED KINGDOM — 3.2%
AstraZeneca	160,806	21,236
Entain*	714,853	10,468

		31,704

UNITED STATES — 37.5%
AbbVie	90,019	12,918
Annaly Capital Management	2,133,688	14,680
Blackstone, Cl A	47,176	4,815
Boston Scientific*	379,192	15,566
Caterpillar	25,957	5,146
Cigna	51,849	14,277
CME Group, Cl A	54,894	10,950
Coca-Cola	220,216	14,131
Colgate-Palmolive	116,520	9,175
Constellation Brands, Cl A	65,782	16,203
Crowdstrike Holdings, Cl A*	54,392	9,987

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)
Energy Transfer	93,098	$1,053
Enterprise Products Partners	39,944	1,068
Estee Lauder, Cl A	57,539	15,714
Everi Holdings*	132,991	2,555
Jabil	178,294	10,580
Johnson & Johnson	66,850	11,667
KLA	25,805	9,897
Manhattan Associates*	128,206	18,035
Mastercard, Cl A	55,955	19,796
Nexstar Media Group, Cl A	166,779	31,416
Northrop Grumman	53,045	25,403
Philip Morris International	362,515	35,218
QUALCOMM	90,227	13,089
ServiceNow*	5,580	2,492
Take-Two Interactive Software*	70,823	9,401
T-Mobile US*	51,266	7,334
Toll Brothers	206,886	10,175
Vertex Pharmaceuticals*	39,339	11,031
XPEL*	41,877	2,566

		366,338

TOTAL COMMON STOCK
(Cost $660,932) (000)		670,395

CONVERTIBLE BONDS — 2.8%

	Face Amount (000)
UNITED STATES — 2.8%
Palo Alto Networks
0.750%, 07/01/23	$6,472	12,229
World Wrestling Entertainment
3.375%, 12/15/23	5,561	15,587
TOTAL CONVERTIBLE BONDS

(Cost $25,111) (000)		27,816

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATION — 2.0%

	Face Amount (000)	Fair Value (000)

UNITED STATES — 2.0%
WeWork
5.000%, 07/10/25 (A)	$28,135	$19,312

TOTAL CORPORATE OBLIGATIONS
(Cost $25,167) (000)		19,312

PREFERRED STOCK — 1.4%

	Shares
UNITED STATES — 1.4%
Broadcom, 8.000%	8,165	13,699

Total Preferred Stock
(Cost $14,100) (000)		13,699

TREASURY OBLIGATION — 15.0%

	Face Amount (000)
United States Treasury Bill
2.849%, 06/15/23(B)	$150,053	146,378

TOTAL TREASURY OBLIGATION
(Cost $146,376) (000)		146,378

TOTAL INVESTMENTS — 89.9%
(Cost $871,686) (000)		$877,600

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2022, the value of these securities amounted $59,377 (000) and represented 6.1% of net assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Open futures contracts held by the Fund at July 31, 2022 are as follows:
Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
Gold	190	Dec-2022	$33,023	$33,854	$832
Japanese Yen	102	Sep-2022	9,509	9,596	87
Silver	99	Sep-2022	9,570	9,998	427
U.S. 2-Year Treasury Note	226	Sep-2022	47,518	47,564	46
U.S. 5-Year Treasury Note	419	Sep-2022	47,681	47,652	(29)

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
U.S. 10-Year Treasury
Note	552	Sep-2022	$65,460	$66,870	$ 1,410
U.S. Long Treasury Bond	726	Sep-2022	100,136	104,544	4,408

			312,897	320,078	7,181

			$312,897	$320,078	$ 7,181

Open centrally cleared swap agreements held by the Fund at July 31, 2022 are as follows:

Credit Default Swap

Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Depreciation (000)

CDXHY37	Buy	5.00%	Quarterly	06/20/27	36,630	$(651)	$261	$(912)

						(651)	$261	$(912)

ADR — American Depositary Receipt
Cl — Class

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2022:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stock
Argentina	$6,890	$—	$—	$6,890
Austria	508	—	—	508
China	82,161	—	—	82,161
France	18,098	—	—	18,098
Greece	26,363	—	—	26,363
Hong Kong	9,281	—	—	9,281
India	4,890	—	—	4,890
Italy	13,835	—	—	13,835
Japan	9,721	—	—	9,721
Netherlands	23,202	—	—	23,202
Philippines	9,452	—	—	9,452
South Korea	22,666	—	—	22,666
Sweden	32,704	—	—	32,704
Switzerland	2,636	—	—	2,636
Taiwan	9,946	—	—	9,946
United Kingdom	31,704	—	—	31,704
United States	366,338	—	—	366,338

Total Common Stock	670,395	—	—	670,395

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2022 (Unaudited)

Investments in
Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Convertible Bonds	$—	$27,816	$—	$27,816

Corporate Obligation	—	19,312	—	19,312

Preferred Stock	13,699	—	—	13,699

Treasury Obligation	—	146,378	—	146,378

Total Investments in Securities	$684,094	$193,506	$—	$877,600

Other Financial
Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Futures Contracts*
Unrealized Appreciation	$7,210	$–	$–	$7,210
Unrealized Depreciation	(29)	–	–	(29)
Centrally Cleared Swaps Credit Default Swaps*
Unrealized Depreciation	–	(912)	–	(912)

Total Other Financial Instruments	$7,181	$(912)	$–	$6,269

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2022 (Unaudited)

At July 31, 2022, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

Industrials	22.9%

Information Technology	16.8%

Health Care	14.7%

Consumer Discretionary	13.0%

Consumer Staples	11.9%

Communication Services	9.5%

Financials	7.3%

Real Estate	2.2%

Energy	1.4%

Materials	0.3%

100.0%

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
JULY 31, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $38,195 (000))
COMMON STOCK — 93.4%
	Shares	Fair Value (000)
AUSTRALIA — 1.0%
Santos	71,348	$364

BRAZIL — 3.7%
Ambev ADR	164,994	465
Banco Bradesco ADR	115,656	384
BB Seguridade Participacoes	99,000	551

		1,400

CANADA — 0.5%
Fairfax Financial Holdings	163	88
Finning International	4,221	92

		180

CHILE — 1.1%
Banco de Chile	4,241,298	402

CHINA — 11.0%
Jiangsu Hengli Hydraulic, Cl A	43,200	334
Li Ning	64,500	523
NARI Technology, Cl A	97,500	422
Proya Cosmetics, Cl A	18,785	492
Sany Heavy Equipment International Holdings	252,000	276
Shaanxi Construction Machinery, Cl A	574,480	507
Suzhou Maxwell Technologies, Cl A	3,800	266
Weichai Power, Cl H	343,000	491
Wuxi Biologics Cayman*	35,500	337
Yum China Holdings	11,715	571

		4,219

FRANCE — 2.1%
Thales	4,965	616
Ubisoft Entertainment*	4,027	171

		787

GERMANY — 0.5%
Wacker Chemie	1,360	204

HONG KONG — 2.9%
Budweiser Brewing APAC	255,700	709

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

HONG KONG — (continued)
Swire Pacific, Cl A	72,500	$412

		1,121

INDONESIA — 1.8%
Bank Rakyat Indonesia Persero	2,348,900	690

IRELAND — 0.6%
Alkermes*	1,924	49
Flutter Entertainment*	1,842	185

		234

JAPAN — 7.1%
FANUC	1,000	171
IHI	12,800	335
Komatsu	12,500	282
Mitsui Fudosan	25,300	563
NEC	16,300	598
Nippon Gas	24,100	360
Renesas Electronics*	40,200	383

		2,692

SINGAPORE — 2.4%
Capitaland Investment	115,000	326
Singapore Telecommunications	315,800	597

		923

SOUTH KOREA — 3.0%
Kia	4,550	284
Mando	7,391	326
Shinhan Financial Group	19,788	544

		1,154

TAIWAN — 0.9%
Hon Hai Precision Industry	97,000	353

UNITED ARAB EMIRATES — 0.7%
Emaar Properties PJSC	187,478	281

UNITED KINGDOM — 7.9%
Airtel Africa	218,433	422
BAE Systems	17,856	168

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED KINGDOM — (continued)
Centrica	821,738	$878
Imperial Brands	31,962	700
SSE	25,968	559
Standard Chartered	39,887	274

		3,001

UNITED STATES — 46.2%
Agree Realty	5,871	467
Allstate	2,686	314
AMN Healthcare Services*	4,935	555
Amphastar Pharmaceuticals*	1,711	64
Avantor*	27,152	788
CACI International, Cl A*	1,254	379
Cadence Design Systems*	538	100
Centene*	9,232	858
Conagra Brands	21,051	720
Constellation Brands, Cl A	2,607	642
Corcept Therapeutics*	2,339	67
Curtiss-Wright	4,215	604
Devon Energy	6,222	391
Domino’s Pizza	689	270
Energy Transfer	53,392	604
Exelixis*	2,720	57
Fortinet*	6,026	360
GLOBALFOUNDRIES*	8,313	428
Harmony Biosciences Holdings*	1,157	59
Hostess Brands, Cl A*	16,528	374
IDEX	468	98
Incyte*	755	59
Ionis Pharmaceuticals*	1,598	60
IQVIA Holdings*	4,097	984
Keurig Dr Pepper	9,917	384
Keysight Technologies*	598	97
L3Harris Technologies	2,945	707
Lamb Weston Holdings	5,926	472
Levi Strauss, Cl A	4,930	93
Lumentum Holdings*	3,398	307
LyondellBasell Industries, Cl A	1,000	89
Monster Beverage*	7,168	714
Nexstar Media Group, Cl A	5,748	1,082

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Nordson	817	$189
Olin	3,669	192
Organon	1,748	55
Palo Alto Networks*	919	459
Prestige Consumer Healthcare*	1,003	61
Royalty Pharma, Cl A	1,379	60
Sarepta Therapeutics*	2,211	206
Supernus Pharmaceuticals*	2,015	64
Take-Two Interactive Software*	6,998	929
Toll Brothers	5,577	275
United Therapeutics*	249	57
Veeva Systems, Cl A*	1,827	408
Vertex Pharmaceuticals*	928	260
VICI Properties	12,939	443
Voya Financial	1,503	90
WEC Energy Group	4,650	483
Williams	5,331	182

		17,660

TOTAL COMMON STOCK (Cost $35,428) (000)		35,665

EXCHANGE TRADED FUND — 1.5%

UNITED STATES — 1.5%
VanEck Junior Gold Miners ETF	17,085	574

TOTAL EXCHANGE TRADED FUND (Cost $532) (000)		574

TOTAL INVESTMENTS — 94.9% (Cost $35,960) (000)		$36,239

*	Non-income producing security.

ADR — American Depositary Receipt

APAC — Asia-Pacific

Cl — Class

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2022:

Investments in
Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$364	$—	$—	$364
Brazil	1,400	—	—	1,400
Canada	180	—	—	180
Chile	402	—	—	402
China	4,219	—	—	4,219
France	787	—	—	787
Germany	204	—	—	204
Hong Kong	1,121	—	—	1,121
Indonesia	690	—	—	690
Ireland	234	—	—	234
Japan	2,692	—	—	2,692
Singapore	923	—	—	923
South Korea	1,154	—	—	1,154
Taiwan	353	—	—	353
United Arab Emirates	281	—	—	281
United Kingdom	3,001	—	—	3,001
United States	17,660	—	—	17,660

Total Common Stock	35,665	—	—	35,665

Exchange Traded Fund	574	—	—	574

Total Investments in Securities	$36,239	$—	$—	$36,239

Amounts designated as “—“ are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

At July 31, 2022, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

Industrials	16.6%

Consumer Staples	15.6%

Health Care	14.1%

Financials	9.2%

Communication Services	8.9%

Information Technology	8.5%

Consumer Discretionary	7.0%

Real Estate	6.8%

Utilities	6.2%

Energy	4.2%

Exchange Traded Fund	1.6%

Materials	1.3%

100.0%

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-001-1400